Note 18 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Agreement Date	Counterparty	Effective (start) date:	Termination Date:	Notional amount on effective date	Interest rate payable
June 3, 2016	ABN Amro Bank	April 13, 2018	Ju1y 13, 2021	$16,575	1.4425%
December 19, 2016	ABN Amro Bank	December 21, 2016	January 13, 2022	$20,700	2.0800%
December 19, 2016	ABN Amro Bank	December 21, 2016	August 10, 2022	$19,450	2.1250%

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Warrants Outstanding December 31, 2015	Warrant Shares Outstanding December 31, 2015	Term (in years)	Warrant Exercise Price	Fair Value – Liability December 31, 2015
5,330,000	4,743,700	5	$2.80	3,216
Warrants Outstanding December 31, 2016	Warrant Shares Outstanding December 31, 2016	Term (in years)	Warrant Exercise Price*	Fair Value – Liability December 31, 2016
2,673,406	3,381,791	5	$1.97	3,222

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		Fair Value Measurement at Reporting Date
	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
As of December 31, 2015 (non-current liability)	3,216	-	-	3,216
As of December 31, 2016 (non-current asset)	300	-	300	-
As of December 31, 2016 (non-current liability)	3,563	-	341	3,222

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Closing balance – December 31, 2014	2,599
Change in fair value of warrants, included in the consolidated statements of comprehensive income/(loss)	617
Closing balance – December 31, 2015	3,216
Change in fair value of warrants, included in the consolidated statements of comprehensive income/(loss)	641
Adjustment for cashless exercise of warrants, included in Additional paid-in capital line item of consolidated balance sheets	(635)
Closing balance – December 31, 2016	3,222

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Quantitative information about Level 3 Fair Value Measurements
Derivative type	Fair Value at December 31, 2015	Fair Value at December 31, 2016	Balance Sheet Location	Valuation Technique	Significant Unobservable Input	Value December 31, 2015	Value December 31, 2016
Warrants	3,216	3,222	Non-Current liabilities –Derivative financial instruments	Cox, Ross and Rubinstein Binomial	Volatility	88.47%	104.70%

Derivative Instruments, Gain (Loss) [Table Text Block]
	Amount of gain/(loss) recognized in Statement of comprehensive income/(loss) located in gain/(loss) on Derivate Financial Instruments
	2014	2015	2016
Interest rate swaps- change in fair value	651	-	(41)
Interest rate swaps– realized loss	(664)	-	(16)
Interest rate swaps– reversal of realized loss	-	225	-
Warrants- change in fair value	3,879	(617)	(641)
Total	3,866	(392)	(698)